Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 300	$ 400	$ 800	$ 800	$ 40
Disposal loss of property and equipment	$ 100	$ 20
Impairment loss of property and equipment			$ 3,200	$ 3,200